Accounts Receivable - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) MWh	Feb. 23, 2016 USD ($)	Apr. 30, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease receivable	$ 30,322
Bad debt allowance	36,553	$ 766			$ 5,887	$ 393
Accounts receivable, Gross	109,936	$ 23,420
Arose from EPC service revenue
Accounts, Notes, Loans and Financing Receivable [Line Items]
Bad debt allowance	35,628
Accounts receivable, Gross	75,950
Arose from other revenues
Accounts, Notes, Loans and Financing Receivable [Line Items]
Bad debt allowance	925
Accounts receivable, Gross	33,986
Realforce
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable	12,964			$ 23,770
Power generating capacity (in megawatt-hours) | MWh		21
Fair value of solar PV components sold to the company	$ 10,806
Sales-leaseback, lease term	10 years
Sales-leaseback, interest rate	10.00%
Finance lease receivable	$ 10,806
Gain or loss recognized in sales and leaseback arrangement	$ 0
Percentage of shares pledged to secure obligations	100.00%
Sales-leaseback, lease description	Included in the current receivable balances arising from EPC services as at December 31, 2015 were $12,964 due from Xinyu Realforce Energy Co., Ltd. ("Realforce"). In the second half of 2014, the Group entered into an EPC contract with Realforce, a customer in the PRC, to construct a 21MW rooftop PV station. The construction of the PV station was completed prior to December 31, 2014. In April 2015, Realforce entered into a sales and leaseback arrangement with the Group for the purpose of settling part of the outstanding receivable arising from the EPC contract. At that time, the outstanding receivable balances due from Realforce amounted to $23,770. Pursuant to the sales and leaseback arrangement, Realforce sold the Group certain solar PV components installed in the 21MW rooftop PV station at their fair value of $10,806 and immediately leased them back over a 10-year period with annual interest rate of 10% under a finance lease contract. As a result of the above arrangement, the Group reduced the receivable balance due from Realforce by the fair value of the solar PV components of $10,806 and recognized a finance lease receivable of $10,806 due from Realforce. As of December 31, 2015, $712 and $9,952 were recorded as current and noncurrent finance lease receivables respectively. No gain or loss was recognized in the consolidated statement of operation in relation to the above settlement through sales and leaseback arrangement. As at December 31, 2015, accounts receivable balances due from Realforce amounted to $12,964. 100% equity interests in Realforce were pledged to the Group to secure its repayment obligations under the finance lease contract and the outstanding accounts receivable balances. On February 23, 2016, the Group and Realforce has reached another sales and leaseback arrangement to settle the outstanding receivable of $12,350.
Finance lease, current	$ 712
Finance lease, noncurrent	$ 9,952
Realforce | Subsequent Events
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable			$ 12,350
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer credit contract term	30 days
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer credit contract term	90 days